222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
MATTHEW A. BRUNMEIER ATTORNEY AT LAW +1 (312) 609-7506 mbrunmeier@vedderprice.com
March 4, 2015

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”) File Nos. 33-17463 and 811-5344

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated March 1, 2015 and Statement of Additional Information dated March 1, 2015 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ Matthew A. Brunmeier